Reserves - Schedule of Option Issued and granted (Details) - 12 months ended Jun. 30, 2020	AUD ($) shares	$ / shares
Lodge Corporate Pty Ltd [Member]
Statement Line Items [Line Items]
Grant date for options issued	Mar. 06, 2020
Number of options issued | shares	5,000,000
Dividend yield
Historic volatility and expected volatility	141.00%
Option exercise price		$ 0.008
Fair value of options at grant date		0.007
Weighted average exercise price		0.008
Risk-free interest rate	0.36%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount | $	$ 29,340
Mr Peter Rubinstein [Member]
Statement Line Items [Line Items]
Grant date for options issued	Nov. 28, 2019
Number of options issued | shares	125,000,000
Dividend yield
Historic volatility and expected volatility	136.00%
Option exercise price		0.008
Fair value of options at grant date		0.003
Weighted average exercise price		0.008
Risk-free interest rate	0.85%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount | $	$ 1,056,054
Dr Jerzy Muchnicki [Member]
Statement Line Items [Line Items]
Grant date for options issued	Nov. 28, 2019
Number of options issued | shares	125,000,000
Dividend yield
Historic volatility and expected volatility	136.00%
Option exercise price		0.008
Fair value of options at grant date		0.003
Weighted average exercise price		0.008
Risk-free interest rate	0.85%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount | $	$ 1,056,054
Various Underwriters [Member]
Statement Line Items [Line Items]
Grant date for options issued	Oct. 30, 2019
Number of options issued | shares	250,000,000
Dividend yield
Historic volatility and expected volatility	136.00%
Option exercise price		0.008
Fair value of options at grant date		0.003
Weighted average exercise price		$ 0.008
Risk-free interest rate	0.78%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount | $	$ 817,666